Share capital, stock options and other stock-based plans - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion ratio	0.1
Compensation expense | $	$ 2,630	$ 2,390
Stock-based compensation settled in shares | $	1,727	2,066
Stock-based compensation settled in cash | $	903	324
Share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $	$ 1,727	$ 2,066
Granted (in shares) | shares	435,128	254,109
Compensation cost not yet recognized | $	$ 2,054
Compensation cost not yet recognized, period for recognition (in years)	2 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares	147,557	99,470
Vesting period (in years)	3 years
PSU's
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares	185,365	122,139
DSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares	102,206	32,500
Common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common shares on exercise of share units (in shares) | shares	44,186	50,384